Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Restricted cash	$ 2,026	$ 1,905
Return on cash and cash equivalents	3.28%	6.70%